As filed with the Securities and Exchange Commission on October 31, 1997

                                            Securities Act File No. 333-32915
                                     Investment Company Act File No. 811-6499


                    SECURITIES AND EXCHANGE COMMISSION
                         WASHINGTON, D.C. 20549
                               FORM N-14
                         REGISTRATION STATEMENT
                                 UNDER
                      THE SECURITIES ACT OF 1933

 / /Pre-Effective Amendment No.        /x/Post Effective Amendment No. 1
                    (Check appropriate box or boxes)


                       MUNIYIELD CALIFORNIA FUND, INC.
            (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)


                             (609) 282-2800
                    (Area Code and Telephone Number)


                           800 SCUDDERS MILL ROAD
                       PLAINSBORO, NEW JERSEY 08536
                 (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:
                    NUMBER, STREET, CITY, STATE, ZIP CODE)



                                 ARTHUR ZEIKEL
                        MUNIYIELD CALIFORNIA FUND, INC.
             800 SCUDDERS MILL ROAD, PLAINSBORO, NEW JERSEY 08536
          MAILING ADDRESS: P.O. BOX 9011, PRINCETON, NEW JERSEY 08543-9011
                      (NAME AND ADDRESS OF AGENT FOR SERVICE)



                                       COPIES TO:
                                       __________

   FRANK P. BRUNO, ESQ.                       PHILIP L. KIRSTEIN, ESQ.
   BROWN & WOOD LLP                           MERRILL LYNCH ASSET MANAGEMENT
   ONE WORLD TRADE CENTER                     800 SCUDDERS MILL ROAD
   NEW YORK, NEW YORK 10048-0557              PLAINSBORO, NJ 08543-90111




This Amendment consists of the following:

(1)  Facing Sheet of the Registration Statement
(2)  Part C to the Registration Statement (including signature page).

Parts A and B incorporated by reference from Pre-Effective Amendment No. 1 to this Registration Statement (File No. 333-32915) filed on September 12, 1997.

     This Amendment is being filed solely to file as Exhibit No. 12 to this Registration Statement the private letter ruling received from the Internal Revenue Service.


                                    PART C

                              OTHER INFORMATION


ITEM 15.  INDEMNIFICATION.

     Section 2-418 of the General  Corporation Law of the State of  Maryland,
Article VI of the Registrant's Articles of Incorporation, Article IV of the Registrant's By-Laws and the Registrant's Investment Advisory Agreement with Fund Asset Management, Inc., now known as Fund Asset Management, L.P. (the "Investment Adviser") provide for indemnification.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "Securities Act"), may be provided to directors, officers and controlling persons of each Fund, pursuant to the foregoing provisions or otherwise, each Fund has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in the Securities Act and, therefore, is unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by a Fund of expenses incurred or paid by a director, officer or controlling person of the Registrant in connection with any successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant, unless in the opinion of its counsel the matter has been settled by controlling precedent, will submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act and will be governed by the final adjudication of such issue.

     Reference is made to (i) Section Six of the Purchase Agreement relating to the Registrant's Common Stock, a form of which previously was filed as an exhibit to the Common Stock Registration Statement (as defined below), and
(ii) Section Seven of the Purchase Agreement relating to the Registrant's AMPS, a form of which previously was filed as an exhibit to the AMPS Registration Statement (as defined below), for provisions relating to the indemnification of the underwriter.


ITEM 16.  EXHIBITS.

(1)  (a)  --   Articles of Incorporation of the Registrant(a)
     (b)  --   Articles of Amendment to the Articles of Incorporation(b)
     (c)  --   Form of Articles Supplementary creating the AMPS(c)
     (d)  --   Form of Articles Supplementary creating the Series C AMPS(d)
(2)       --   By-Laws of the Registrant(e)
(3)       --   Not applicable
(4)       --   Form  of  Agreement  and Plan  of  Reorganization  between the
               Registrant and Taurus MuniCalifornia Holdings, Inc. (f)
(5)  (a)  --   Specimen certificate for Common Stock(e)
     (b)  --   Form of Certificate for AMPS(c)
     (c)  --   Portions of the  Articles of Incorporation and the  By-Laws of
               the Registrant defining the rights of holders of shares of the
               Registrant(g)
(6)       --   Form of  Investment Advisory Agreement between  the Registrant and the Investment Adviser(e)
(7)  (a)  --   Form  of  Purchase  Agreement  between   the  Registrant,  the
               Investment Adviser and  Merrill Lynch, Pierce, Fenner  & Smith
               Incorporated ("Merrill  Lynch") relating  to the  Registrant's
               Common Stock(b)
     (b)  --   Form  of  Purchase  Agreement  between  the  Registrant,   the
               Investment  Adviser   and  Merrill   Lynch  relating   to  the
               Registrant's AMPS(c)
     (c)  --   Form of Merrill Lynch Standard Dealer Agreement(a)
(8)       --   Not applicable
(9)       --   Form of  Custody Agreement between the Registrant and The Bank of New York(e)
(10)      --   Not applicable
(11)      --   Opinion  and Consent  of Brown  &  Wood LLP,  counsel for  the
               Registrant(h)
(12)      --   Private Letter Ruling from the Internal Revenue Service
(13) (a)  --   Form  of Transfer  Agency and  Service  Agreement between  the
               Registrant and The Bank of New York(e)
     (b)  --   Form of Auction Agent Agreement(e)
     (c)  --   Form of Broker-Dealer Agreement(e)
     (d)  --   Form of Depository Agreement(e)
(14) (a)  --   Consent of Deloitte & Touche LLP, independent auditors for the
               Registrant(h)
     (b)  --   Consent  of Ernst & Young LLP, independent auditors for Taurus
               MuniCalifornia Holdings, Inc.(h)
(15)      --   Not applicable
(16)      --   Power of Attorney(i)
____________
(a) Incorporated by reference to the Registrant's Registration Statement on Form N-2 relating to the Registrant's Common Stock (File Nos. 33-44445 and 811-6499), filed with the Securities and Exchange Commission (the "Commission") on December 18, 1991 (the "Common Stock Registration Statement").
(b) Incorporated by reference to Pre-Effective Amendment No. 1 to the Common Stock Registration Statement filed with the Commission on January 23, 1992.
(c)  Incorporated  by reference  to  Pre-Effective  Amendment  No. 1  to  the
     Registrant's Registration Statement on Form N-2 relating to the Registrant's Series A and Series B Auction Market Preferred Shares (File Nos. 33-45622 and 811-6499), filed with the Commission on March 19, 1992.
(d) Previously filed on August 5, 1997 as an exhibit to the Registrant's Registration Statement on Form N-14 (File Nos. 333-32915 and 811-6499) (the "Registration Statement on Form N-14").
(e) Incorporated by reference to Pre-Effective Amendment No. 2 to the Common Stock Registration Statement ("Pre-Effective Amendment No. 2"), filed with the Commission on February 21, 1992.
(f) Included as Exhibit I to the Proxy Statement and Prospectus included in Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.
(g)  Reference is made  to Article V,  Article VI (section  6), Article  VII,
     Article VIII, Article X, Article XI, Article XII and Article XIII of the Registrant's Articles of Incorporation, filed as Exhibit 1 to the Common Stock Registration Statement; and to Article II, Article III (sections 1, 3, 5 and 17), Article VI, Article VII, Article XII, Article XIII and
     Article XIV of the Registrant's By-Laws, filed as Exhibit 1 to Pre-Effective Amendment No. 2.
(h) Previously filed on September 12, 1997 as an exhibit to Pre-Effective Amendment No. 1 to the Registration Statement on Form N-14.
(i)  Included on the signature page of  the Registration Statement on Form N-
     14.




ITEM 17.  UNDERTAKINGS.

     (a) The Registrant undertakes to suspend offering of the shares of Common Stock covered hereby until it amends its Prospectus contained herein if (1) subsequent to the effective date of this Registration Statement, its net asset value per share of Common Stock declined more than 10 percent from its net asset value per share of Common Stock as of the effective date of this Registration Statement, or (2) its net asset value per share of Common Stock increases to an amount greater than its net proceeds as stated in the Prospectus contained herein.

     (b) The Registrant undertakes that: (1) For the purpose of determining any liability under the Securities Act, the information omitted from the form of prospectus filed as part of a registration statement in reliance upon Rule 430A and contained in the form of prospectus filed by the Registrant pursuant to Rule 497(h) under the Securities Act shall be deemed to be a part of the registration statement as of the time it was declared effective. (2) For the purpose of determining any liability under the Securities Act, each post-effective amendment that contains a form of prospectus shall be deemed to be a new registration statement relating to the securities offered therein, and the offering of such securities at that time shall be deemed to be an initial bona fide offering thereof.


                                  SIGNATURES

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed on behalf of the Registrant, in the Township of Plainsboro and State of New Jersey, on the 30th day of October, 1997.

                                 MUNIYIELD CALIFORNIA FUND, INC.
                                        (Registrant)


                                 By:      /s/ Gerald M. Richard
                                     ---------------------------------
                                       (Gerald M. Richard, Treasurer)

     As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities and on the dates indicated.


Signatures                                   Title                  Date
ARTHUR ZEIKEL*                        President (Principal
-------------------------             Executive Officer) and
(Arthur Zeikel)                       Director


/s/ Gerald M. Richard                 Treasurer (Principal    October 30, 1997
-------------------------             Financial and
(Gerald M. Richard)                   Accounting Officer)


JAMES H. BODURTHA*                      Director
-------------------------
(James H. Bodurtha)


HERBERT J. LONDON*                      Director
-------------------------
(Herbert J. London)


ROBERT R. MARTIN*                       Director
-------------------------
(Robert R. Martin)


JOSEPH L. MAY*                          Director
-------------------------
(Joseph L. May)


ANDRE F. PEROLD*                        Director
-------------------------
(Andre F. Perold)


*By:      /S/ GERALD M. RICHARD                             October 30, 1997
------------------------------------------
     (Gerald M. Richard, Attorney-in-Fact)




Index Number: 0368.00-00

     Mr. Donald Burke                        Marnie Rapaport
     Vice President
     MuniYield California Fund, Inc.         (202) 622-7550
     800 Scudders Mill Road
     Plainsboro, N.J. 08536                  CC:DOM:CORP:5-PLR-114862-97

     Mr. Donald Burke
     Vice President
     Taurus MuniCalifornia Holdings, Inc.
     800 Scudders Mill Road
     Plainsboro, N.J. 08536                  "This document  may not  be used
                                             or  cited  as  precedent Section
                                             6110  (j)  (3) of  the  Internal
                                             Revenue Code."

     Acquiring =    MuniYield  California Fund, Inc.
                    a Maryland corporation
                    EIN: 22-3144221

     Target    =    Taurus MuniCalifornia Holdings, Inc.
                    a Maryland corporation
                    EIN: 22-3006399

     State X   =    Maryland

     Manager   =    Fund Asset Management, L.P.



Dear Mr. Burke:

     This is in reply to a letter dated July 29, 1997 requesting rulings as to the federal income tax consequences of a proposed transaction.

     Target, a State X corporation, is a non-diversified, closed-end management investment company and is operated in a manner intended to qualify it as a regulated investment company ("RIC"), within the meaning of Section 851 of the Internal Revenue Code. Target has issued and outstanding two classes of stock: one class of voting common stock and one series of voting preferred stock.

     Acquiring, a State X corporation, is a non-diversified, open-end management investment company and is operated in a manner intended to qualify it as a RIC. Acquiring has outstanding two classes of stock: one class of voting common stock and two series of voting preferred stock, designated as Series A and Series B.

     The Manager manages both Target and Acquiring.

     For what is represented to be a valid business purpose, Target will transfer all of its assets to Acquiring, solely in exchange for newly issued Acquiring voting common stock, voting preferred stock, and the assumption by Acquiring of Target's liabilities, and Target will distribute all of the Acquiring stock to its shareholders and liquidate.

     Target shareholders will receive, in liquidation, all of the Acquiring common stock and preferred stock received by Target in the exchange. Each Target common shareholder will receive a proportionate number of Acquiring common shares equal to the aggregate net asset value of the Target common stock owned by such shareholder on the exchange date. Each Target preferred shareholder will, similarly, receive a number of Acquiring preferred shares having a liquidation preference and value equal to the liquidation preference and value of the Target preferred shares owned by such shareholder on the exchange date.

     No fractional share interests will be issued. Rather, all fractional shares of Acquiring's common stock will be aggregated into whole shares by Acquiring's agent for sale on the open market. The agent will then remit the cash proceeds of sale to Target common shareholders otherwise entitled to receive fractional share interests in Acquiring common stock in accordance with their interests.

     The following representations have been made in connection with the proposed transaction:

     (a) The fair market value of the Acquiring stock to be received by each Target shareholder will be approximately equal to the fair market value of the Target stock surrendered in the exchange (calculated, for the Acquiring common stock, with reference to net asset value rather than trading price and, for the Acquiring preferred stock, according to liquidation preference).

     (b) To the best of the knowledge of management of Target, there is no plan or intention by the Target shareholders who own 5 percent or more of the Target stock, and to the best of the knowledge of management of Target, there is no plan or intention on the part of the remaining shareholders of Target to sell, exchange, or otherwise dispose of a number of shares of Acquiring stock received in the transaction that would reduce the Target shareholders' ownership of Acquiring stock to a number of shares having a value, as of the date of the transaction, of less than 50 percent of the value of all of the formerly outstanding stock of Target as of the same date. For purposes of this representation, shares of Target surrendered by dissenters, or exchanged for cash in lieu of fractional shares of Acquiring stock will be treated as outstanding on the date of the transaction. Moreover, shares of Target stock and shares of Acquiring stock held by Target shareholders and otherwise sold, redeemed, or disposed of prior or subsequent to the transaction will be considered in making this representation.

     (c) Acquiring will acquire at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets held by Target immediately prior to the transaction. For purposes of this representation, amounts paid by Target to dissenters, amounts used by Target to pay its reorganization expenses, amounts paid by Target to shareholders who receive cash or other property, and all redemptions and distributions (except for regular, normal dividends) made by Target immediately preceding the transfer will be included as assets of Target held immediately prior to the transaction.

     (d) Acquiring has no plan or intention to reacquire any of its stock issued in the transaction other than in the ordinary course of its business.

     (e) Acquiring has no plan or intention to sell or otherwise dispose of any of the assets of Target acquired in the transaction, except for dispositions made in the ordinary course of business.

     (f) Target will distribute the stock of Acquiring it receives in the transaction, in pursuance of the plan of reorganization.

     (g) The liabilities of Target assumed by Acquiring and the liabilities to which the transferred assets are subject were incurred by Target in the ordinary course of its business.

     (h) Following the transaction, Acquiring will continue the historic business of Target or use a significant portion of Target's historic business assets in a business.

     (i) Acquiring, Target, and the shareholders of Target will pay their respective expenses, if any, incurred in connection with the transaction.

     (j) There is no intercorporate indebtedness existing between Acquiring and Target that was issued, acquired, or will be settled at a discount.

     (k) Acquiring does not own, directly or indirectly, nor has it owned during the past five years, directly or indirectly, any stock of Target.

     (l) The fair market value of the assets of Target transferred to Acquiring will equal or exceed the sum of the liabilities assumed by Acquiring, plus the amount of liabilities, if any, to which the transferred assets are subject.

     (m) Target is not under the jurisdiction of a court in a Title 11 or similar case within the meaning of Section 368(a)(3)(A).

     (n)  Acquiring  qualifies  as a  RIC  and  has  so qualified  since  its
          formation.    Acquiring  has  been  subject  to the  provisions  of
          Sections 851-855 and will continue to be subject to those provisions after the consummation of the proposed transaction.

     (o) Target qualifies as a RIC and has so qualified since its formation. Target has been subject to the provisions of Sections 851-855 and will continue to be subject to those provisions until the consummation of the proposed transaction.

     (p) The payment of cash in lieu of fractional share interests of Acquiring common stock is solely to avoid the expense and inconvenience to Acquiring of issuing fractional share interests, and does not represent separately bargained for consideration. The total cash consideration that will be paid in the transaction to Target shareholders instead of issuing fractional shares of Acquiring common stock will not exceed 1 percent of the total consideration that will be issued in the transaction to Target shareholders in exchange for their shares of Target stock. The fractional shares interests of each Target shareholder will be aggregated, and no Target shareholder will receive cash in an amount equal to or greater than the value of one full share of Acquiring stock.

     Based solely on the information submitted and on the representations set forth above, it is held as follows:

     (1) The transfer by Target of substantially all of its assets to Acquiring solely in exchange for Acquiring voting common and preferred stock and the assumption of the liabilities of Target, followed by the distribution by Target of the Acquiring voting stock to its shareholders in complete liquidation, will constitute a "reorganization" within the meaning of Section 368(a)(1)(C). For purposes of this ruling, "substantially all" means at least 90 percent of the fair market value of the net assets and at least 70 percent of the fair market value of the gross assets of Target. Target and Acquiring will each be a "party to a reorganization" within the meaning of Section 368(b).

     (2) No gain or loss will be recognized by Target on the transfer of substantially all of its assets to Acquiring solely in exchange for Acquiring voting stock and the assumption of its liabilities, or on the distribution of the Acquiring voting stock received pursuant to the plan of reorganization to its shareholders (Sections 361(a), 357(a), and 361(c)).

     (3) No gain or loss will be recognized by Acquiring on the receipt of Target's assets solely in exchange for shares of Acquiring voting stock (Section 1032(a)).

     (4) The basis of the assets of Target in the hands of Acquiring will be the same as the basis of those assets in the hands of Target immediately prior to the transaction (Section 362(b)).

     (5) The holding period for the assets of Target in the hands of Acquiring will include the period during which those assets were held by Target (Section 1223(2)).

     (6) No gain or loss will be recognized by the shareholders of Target on the exchange of their stock in Target for shares of Acquiring common stock and preferred stock (including the deemed receipt of any fractional share interests of Acquiring common stock to which they may be entitled) (Section 354(a)(1)).

     (7) The basis of the Acquiring common stock and preferred stock (including any fractional shares interests of common stock deemed received) to be received by shareholders of Target will be the same as the basis of the Target common and preferred stock surrendered in exchange therefor (Section 358(a)(1)).

     (8) The holding period of the Acquiring stock to be received by shareholders of Target will include the holding period of the Target stock surrendered in exchange therefor, provided the Target stock was held as a capital asset on the date of the exchange (Section 1223(1)).

     (9) Where cash is received by a Target shareholder in lieu of fractional share interests of Acquiring common stock, such share will be treated as having been disposed of by such shareholder in a sale or exchange, and the gain (or loss) will be treated as a capital gain (or loss), provided such stock was held as a capital asset by the selling Target shareholder (Section 1001)).

     (10) The taxable year of Target will end on the effective date of the transaction (Section 1.381(b)-l(a) of the Income Tax Regulations), and as provided in Section 381(a) and Section 1.381(a)-(1), Acquiring will succeed to and take into account those attributes of Target described in Section 381(c), subject to the provisions and limitations specified in Sections 381, 382, 383, and 384, if applicable, and the regulations thereunder.

     (11) Pursuant to Section 381(c)(2) and Section 1.381(c)(2)-1, Acquiring will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of Target as of the date of transfer. Any deficit in earnings and profits of either Target or Acquiring will be used only to offset the earnings and profits accumulated after the date of the transfer.

     No opinion is expressed about the tax treatment of the proposed transaction under other provisions of the Code and regulations or about the tax treatment of any conditions existing at the time of, or effects resulting from, the proposed transaction that are not specifically covered by the above rulings.

     This ruling letter is  directed only to the taxpayers who  requested it.
Section 6110(j)(3) provides that it may not be used or cited as precedent.

     It is important that a copy of this letter be attached to the federal income tax returns of the taxpayers involved for the taxable year in which the transaction covered by this ruling letter is consummated.

     Pursuant to the power of attorney on file in this office, a copy of this letter has been sent to the taxpayers' authorized representative.


                              Sincerely yours,

                              Assistant Chief Counsel (Corporate)


                              By: /s/ David P. Madden
                                 -----------------------------
                                   David P. Madden
                                   Chief, Branch 5